Related Party Transactions (Details Textual 4) (USD $)	Apr. 01, 2010	Dec. 10, 2010 Nansen Spirit [Member]
Related Party Transaction [Line Items]
Percentage of shares acquired in entity under common control		100.00%
Entity acquired ,Purchase price		$ 126,300,000
Purchase price was financed through assumption of debt, amount		93,300,000
Purchase price financed through the issuance of new units		16,400,000
Portion of Purchase price paid in cash		16,600,000
Excess over purchase price book value		4,400,000
Net assets acquired		28,600,000
Debt converted to equity	$ 11,200,000	$ 31,500,000